Suppliers and contractors	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Suppliers and contractors

14. Suppliers and contractors

	Notes	December 31, 2024	December 31, 2023
Third parties		4,004	5,114
Related parties	32(b)	230	158
Total		4,234	5,272

The financial liabilities presented as Suppliers and contractors in the Company's statement of financial position represent the outstanding balance of invoices with suppliers for purchases of goods and services, being the average due date usually approximately 60 days. The Company's liquidity risk management process is described in note 21.

The Company enters into supplier finance arrangements (“Arrangements”) as part of the working capital strategy used in the Company's usual operating cycle, being the payment term extension limited to a short-term period. The Company is also party in agreements structured so that certain suppliers can advance their receivables with Vale due to purchases of materials and services, without any type of change in value or payment terms for the Company. These supplier finance arrangements continue to be presented as suppliers in the Company's statement of financial position, as the terms and conditions of the original liabilities were not substantially modified.

December 31, 2024
Carrying amount of accounts payable included in the Arrangements of which suppliers have already received payment	1,343
Carrying amount of accounts payable included in the Arrangements of which suppliers have not yet received payment	6
Total carrying amount relating to Arrangements with suppliers and contractors	1,349

Financial charges related to the increase in payment terms are recognized in the financial results as interest on supplier finance arrangements (note 7). The financial charges and foreign exchange gains/losses recognized in the income statement for the year ended December 31, 2024 due to the Arrangements totaled, respectively, US$162 and US$6. There were no other non-cash movements for the year end.

Accounting policy

The Company classifies financial liabilities arising from supplier finance arrangements within Supplier and contractors in the statement of financial position if they have nature and function similar to the commercial accounts payable.

This is the case when the supplier finance arrangement is part of the working capital used in the usual operational cycle of the Company and the terms of the liabilities included in the supplier finance arrangements are not substantially different from the terms of the commercial accounts payable not included in the supplier finance arrangements, i.e., the original financial liability is not substantially modified.

The cash flows associated with liabilities included in supplier finance arrangements that are classified as Suppliers and contractors in the statement of financial position are presented as operating activities in the statement of cash flows.